SHARE CAPITAL - Disclosure of detailed information about performance share units (Details) - P S U [Member] - shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding, beginning	2,000,000	0
Number of shares outstanding, granted		2,000,000
Number of shares outstanding, ending	2,000,000	2,000,000